Quarterly Holdings Report
for

Fidelity® Small Cap Growth Fund

April 30, 2021

SCP-QTLY-0621
1.815773.116

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATION SERVICES - 2.1%
Interactive Media & Services - 0.5%
JOYY, Inc. ADR	265,949	$25,281,112
Trustpilot Group PLC (a)(b)	517,888	2,238,667
		27,519,779
Media - 1.6%
Cardlytics, Inc. (a)	186,488	25,647,695
TechTarget, Inc. (a)	989,886	75,924,256
		101,571,951

TOTAL COMMUNICATION SERVICES		129,091,730

CONSUMER DISCRETIONARY - 18.2%
Auto Components - 0.3%
Patrick Industries, Inc.	214,793	19,245,453
Diversified Consumer Services - 0.7%
Arco Platform Ltd. Class A (a)(c)	362,666	9,306,010
Grand Canyon Education, Inc. (a)	341,852	37,019,153
		46,325,163
Hotels, Restaurants & Leisure - 3.4%
Caesars Entertainment, Inc. (a)	913,666	89,393,081
Churchill Downs, Inc.	279,217	59,054,396
Lindblad Expeditions Holdings (a)(d)	3,898,903	63,903,020
		212,350,497
Household Durables - 3.8%
GoPro, Inc. Class A (a)(c)	3,109,747	34,922,459
Helen of Troy Ltd. (a)(c)	92,566	19,550,865
Lovesac (a)(c)(d)	822,473	60,262,597
M/I Homes, Inc. (a)	419,545	29,250,677
Purple Innovation, Inc. (a)	575,290	19,605,883
Sonos, Inc. (a)	720,592	28,845,298
Taylor Morrison Home Corp. (a)	761,355	23,761,890
TopBuild Corp. (a)(c)	89,021	19,796,490
Vuzix Corp. (a)	107,764	2,486,115
		238,482,274
Internet & Direct Marketing Retail - 1.0%
Farfetch Ltd. Class A (a)	412,729	20,219,594
Overstock.com, Inc. (a)	154,373	12,581,400
Porch Group, Inc. Class A (a)	1,372,700	18,270,637
Revolve Group, Inc. (a)	289,362	14,031,163
thredUP, Inc. (a)(c)	65,148	1,118,591
		66,221,385
Leisure Products - 0.2%
YETI Holdings, Inc. (a)	112,474	9,607,529
Multiline Retail - 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)	312,221	28,808,632
Specialty Retail - 5.0%
American Eagle Outfitters, Inc. (c)	2,368,800	81,889,416
Cricut, Inc. (a)(c)	1,168,782	30,972,723
Dick's Sporting Goods, Inc. (c)	428,604	35,394,118
Floor & Decor Holdings, Inc. Class A (a)	391,768	43,454,907
Lithia Motors, Inc. Class A (sub. vtg.)	129,600	49,815,648
Musti Group OYJ	404,473	15,259,393
Rent-A-Center, Inc.	595,726	34,284,031
Williams-Sonoma, Inc.	163,223	27,870,327
		318,940,563
Textiles, Apparel & Luxury Goods - 3.3%
Crocs, Inc. (a)	1,205,350	120,679,637
Deckers Outdoor Corp. (a)	149,670	50,618,394
Tapestry, Inc.	743,366	35,570,063
		206,868,094

TOTAL CONSUMER DISCRETIONARY		1,146,849,590

CONSUMER STAPLES - 2.0%
Beverages - 0.0%
Duckhorn Portfolio, Inc. (a)	51,894	970,937
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	1,449,681	64,757,250
Food Products - 0.7%
Darling Ingredients, Inc. (a)	325,443	22,602,016
Nomad Foods Ltd. (a)	710,557	20,719,842
		43,321,858
Personal Products - 0.3%
Herbalife Nutrition Ltd. (a)	338,504	15,493,328

TOTAL CONSUMER STAPLES		124,543,373

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Enviva Partners LP	312,232	15,377,426
Renewable Energy Group, Inc. (a)(c)	404,628	22,464,947
		37,842,373
FINANCIALS - 6.8%
Banks - 1.4%
Associated Banc-Corp.	812,764	17,791,404
Glacier Bancorp, Inc.	294,447	17,357,651
Hilltop Holdings, Inc.	485,633	17,094,282
PacWest Bancorp	314,579	13,655,874
Signature Bank	69,927	17,587,340
Silvergate Capital Corp. (a)	47,999	5,146,453
		88,633,004
Capital Markets - 3.1%
Cowen Group, Inc. Class A (c)	669,521	26,439,384
Hamilton Lane, Inc. Class A	103,636	9,373,876
Impax Asset Management Group PLC	96,726	1,341,178
Lazard Ltd. Class A	304,434	13,696,486
LPL Financial	314,238	49,241,095
Morningstar, Inc.	105,903	28,065,354
StepStone Group, Inc. Class A	1,516,821	50,510,139
Vesper Healthcare Acquisition Corp. Class A (a)	1,579,800	18,278,286
		196,945,798
Consumer Finance - 0.3%
Green Dot Corp. Class A (a)	91,425	4,183,608
OneMain Holdings, Inc.	301,495	17,146,021
		21,329,629
Diversified Financial Services - 0.6%
Mudrick Capital Acquisition Corp. II Class A (a)	1,021,003	16,468,778
Northern Star Acquisition Corp. unit (d)	1,742,114	19,877,521
		36,346,299
Insurance - 1.4%
American Financial Group, Inc.	345,471	42,444,567
Assurant, Inc.	184,488	28,706,333
BRP Group, Inc. (a)	601,144	17,445,199
		88,596,099

TOTAL FINANCIALS		431,850,829

HEALTH CARE - 29.8%
Biotechnology - 13.4%
4D Molecular Therapeutics, Inc. (c)	307,601	11,904,159
Acceleron Pharma, Inc. (a)	128,866	16,104,384
ADC Therapeutics SA (a)	215,014	5,276,444
Agios Pharmaceuticals, Inc. (a)	357,013	19,921,325
Allovir, Inc. (a)(c)	451,175	10,661,265
ALX Oncology Holdings, Inc. (a)(c)	277,147	17,366,031
Annexon, Inc. (a)	258,577	5,153,440
Arcutis Biotherapeutics, Inc. (a)	13,500	452,250
Argenx SE ADR (a)	109,004	31,252,537
Ascendis Pharma A/S sponsored ADR (a)	229,102	33,212,917
Avid Bioservices, Inc. (a)	926,634	19,834,601
Blueprint Medicines Corp. (a)	363,957	35,056,338
Bolt Biotherapeutics, Inc.	518,589	11,595,650
Cytokinetics, Inc. (a)	341,498	8,687,709
Edgewise Therapeutics, Inc. (a)	460,639	13,192,701
Exelixis, Inc. (a)	1,221,278	30,067,864
Forma Therapeutics Holdings, Inc.	447,674	12,064,814
Halozyme Therapeutics, Inc. (a)	764,213	38,172,439
Immunocore Holdings PLC ADR	323,622	13,061,384
ImmunoGen, Inc. (a)	1,299,849	10,476,783
Instil Bio, Inc. (a)	154,700	3,175,991
Instil Bio, Inc.	1,253,977	23,169,733
Iovance Biotherapeutics, Inc. (a)	273,005	8,583,277
Keros Therapeutics, Inc.	269,353	15,837,956
Kura Oncology, Inc. (a)	981,130	26,421,831
Kymera Therapeutics, Inc. (a)	293,353	13,362,229
Mirati Therapeutics, Inc. (a)	93,561	15,551,709
Morphic Holding, Inc. (a)	371,803	20,597,886
Natera, Inc. (a)	392,730	43,208,155
Neurocrine Biosciences, Inc. (a)	132,831	12,551,201
Novavax, Inc. (a)	98,731	23,392,336
ORIC Pharmaceuticals, Inc. (a)	49,158	1,186,183
Passage Bio, Inc. (a)	715,171	13,416,608
Prelude Therapeutics, Inc.	419,870	17,399,413
ProQR Therapeutics BV (a)(c)(d)	3,556,098	22,118,930
Protagonist Therapeutics, Inc. (a)	747,093	21,620,871
PTC Therapeutics, Inc. (a)	415,500	17,122,755
Relay Therapeutics, Inc. (a)	534,777	16,957,779
Repare Therapeutics, Inc.	446,700	14,607,090
Repligen Corp. (a)	73,357	15,530,410
Revolution Medicines, Inc. (a)	673,041	22,338,231
Shattuck Labs, Inc.	90,200	3,398,736
Silverback Therapeutics, Inc.	79,070	2,534,194
Stoke Therapeutics, Inc. (a)	3,600	116,280
Taysha Gene Therapies, Inc.	99,617	2,571,115
TG Therapeutics, Inc. (a)	1,295,995	57,943,936
Turning Point Therapeutics, Inc. (a)	79,416	6,053,882
United Therapeutics Corp. (a)	128,207	25,841,403
Veracyte, Inc. (a)(c)	172,075	8,560,731
Vericel Corp. (a)	345,400	21,559,868
Xenon Pharmaceuticals, Inc. (a)	224,674	4,116,028
		844,361,782
Health Care Equipment & Supplies - 5.6%
Axonics Modulation Technologies, Inc. (a)	522,997	32,912,201
CryoPort, Inc. (a)(c)	265,040	14,993,313
Envista Holdings Corp. (a)	729,400	31,568,432
Globus Medical, Inc. (a)	253,900	18,222,403
Insulet Corp. (a)	283,584	83,719,668
Integer Holdings Corp. (a)	391,453	36,749,608
Neuronetics, Inc. (a)	719,699	7,556,840
Nevro Corp. (a)	303,000	52,361,430
OrthoPediatrics Corp. (a)(c)	191,377	11,195,555
PAVmed, Inc. (a)(c)	1,185,407	5,417,310
Pulmonx Corp. (c)	202,490	9,519,055
Tandem Diabetes Care, Inc. (a)	194,266	17,853,045
TransMedics Group, Inc. (a)	562,272	16,142,829
ViewRay, Inc. (a)	3,326,407	16,000,018
		354,211,707
Health Care Providers & Services - 5.1%
Acadia Healthcare Co., Inc. (a)	358,296	21,827,392
Accolade, Inc. (a)	115,920	5,813,388
Castle Biosciences, Inc. (a)(c)	153,252	10,578,986
Chemed Corp.	30,689	14,626,684
Ikena Oncology, Inc. (a)	192,799	4,717,792
Ikena Oncology, Inc.	509,561	11,222,062
Molina Healthcare, Inc. (a)	192,023	48,985,067
Option Care Health, Inc. (a)	1,421,371	27,119,759
PetIQ, Inc. Class A (a)(c)	258,577	11,015,380
Progyny, Inc. (a)	767,727	43,691,344
R1 RCM, Inc. (a)	1,440,849	39,306,361
Signify Health, Inc.	500,599	14,191,982
Surgery Partners, Inc. (a)	141,893	6,839,243
The Ensign Group, Inc.	462,778	39,729,491
The Joint Corp. (a)	404,379	22,434,947
		322,099,878
Health Care Technology - 2.2%
Certara, Inc. (c)	428,143	13,619,229
Health Catalyst, Inc. (a)	450,203	26,066,754
Inspire Medical Systems, Inc. (a)	204,363	48,397,246
Phreesia, Inc. (a)	645,883	33,424,445
Schrodinger, Inc. (a)(c)	223,573	17,045,206
		138,552,880
Life Sciences Tools & Services - 3.1%
10X Genomics, Inc. (a)	160,992	31,844,218
Berkeley Lights, Inc. (a)	250,762	12,314,922
Bruker Corp.	351,283	24,069,911
Charles River Laboratories International, Inc. (a)	91,730	30,495,639
Medpace Holdings, Inc. (a)	91,446	15,516,557
Nanostring Technologies, Inc. (a)	339,647	27,059,676
Olink Holding AB ADR (a)	318,596	11,214,579
Syneos Health, Inc. (a)	504,151	42,777,212
		195,292,714
Pharmaceuticals - 0.4%
Aclaris Therapeutics, Inc. (a)	92,907	2,215,832
IMARA, Inc. (a)	270,214	1,999,584
Pharvaris BV (c)	523,175	12,608,518
SCYNEXIS, Inc. warrants 6/21/21 (a)	16,875	0
Theravance Biopharma, Inc. (a)	424,987	8,389,243
		25,213,177

TOTAL HEALTH CARE		1,879,732,138

INDUSTRIALS - 15.7%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)	140,672	21,327,282
BWX Technologies, Inc.	658,350	44,056,782
		65,384,064
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. (a)	292,224	7,691,336
Building Products - 4.4%
Builders FirstSource, Inc. (a)	2,274,908	110,719,772
Fortune Brands Home & Security, Inc.	312,321	32,787,459
Resideo Technologies, Inc. (a)	734,786	22,050,928
Simpson Manufacturing Co. Ltd.	219,427	24,729,423
The AZEK Co., Inc.	1,129,592	54,536,702
UFP Industries, Inc.	353,310	29,692,172
		274,516,456
Commercial Services & Supplies - 1.1%
Montrose Environmental Group, Inc. (a)	583,744	31,644,762
The Brink's Co.	476,488	38,080,921
		69,725,683
Construction & Engineering - 0.5%
MasTec, Inc. (a)	319,800	33,374,328
Electrical Equipment - 2.0%
Array Technologies, Inc.	1,135,718	31,981,819
Regal Beloit Corp.	176,661	25,515,148
Sensata Technologies, Inc. PLC (a)	701,264	40,490,983
Shoals Technologies Group, Inc.	380,963	12,217,483
Sunrun, Inc. (a)	337,160	16,520,840
		126,726,273
Machinery - 2.4%
Chart Industries, Inc. (a)	117,161	18,819,571
Crane Co.	399,718	37,597,475
ESCO Technologies, Inc.	213,814	23,254,411
ITT, Inc.	460,285	43,409,478
Kornit Digital Ltd. (a)	178,422	17,442,535
SPX Corp. (a)	207,782	12,604,056
		153,127,526
Professional Services - 3.3%
ASGN, Inc. (a)	386,472	40,649,125
CACI International, Inc. Class A (a)	158,521	40,400,662
Clarivate Analytics PLC (a)(c)	586,786	16,388,933
KBR, Inc.	1,792,405	70,907,542
TriNet Group, Inc. (a)	155,850	12,266,954
Upwork, Inc. (a)	573,012	26,392,933
		207,006,149
Trading Companies & Distributors - 0.9%
Applied Industrial Technologies, Inc.	237,269	22,697,153
Beacon Roofing Supply, Inc. (a)	374,611	21,101,838
Custom Truck One Source, Inc. Class A (a)(c)	1,219,753	12,514,666
		56,313,657

TOTAL INDUSTRIALS		993,865,472

INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 0.3%
Lumentum Holdings, Inc. (a)	250,301	21,288,100
Electronic Equipment & Components - 0.8%
Fabrinet (a)	456,809	39,111,987
SYNNEX Corp.	87,117	10,558,580
		49,670,567
IT Services - 1.1%
Genpact Ltd.	908,900	43,200,017
Nuvei Corp. (a)(b)	304,811	21,269,712
Perficient, Inc. (a)	16,178	1,061,439
		65,531,168
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Energy Industries, Inc.	573,444	63,256,608
Ambarella, Inc. (a)	167,266	16,306,762
Brooks Automation, Inc.	172,468	17,476,182
Cirrus Logic, Inc. (a)	330,615	24,601,062
CMC Materials, Inc.	239,151	43,867,468
eMemory Technology, Inc.	363,000	13,379,495
Nova Measuring Instruments Ltd. (a)	161,949	15,283,127
Semtech Corp. (a)	550,468	37,288,702
SiTime Corp. (a)	708,661	65,586,576
		297,045,982
Software - 10.2%
Alkami Technology, Inc. (a)	3,100	147,839
Alkami Technology, Inc.	893,236	38,338,582
Anaplan, Inc. (a)	163,732	9,766,614
ChannelAdvisor Corp. (a)	654,702	13,846,947
CyberArk Software Ltd. (a)	227,980	32,031,190
Digital Turbine, Inc. (a)	666,817	50,298,006
DoubleVerify Holdings, Inc. (a)	411,735	14,497,189
DoubleVerify Holdings, Inc.	291,700	9,243,681
Dynatrace, Inc. (a)	941,626	49,002,217
Elastic NV (a)	279,767	33,745,496
FireEye, Inc. (a)	1,687,203	33,533,160
Lightspeed POS, Inc. (Canada) (a)	301,726	21,069,147
LivePerson, Inc. (a)	602,595	32,931,817
Nuance Communications, Inc. (a)	515,760	27,422,959
Rapid7, Inc. (a)	583,959	47,446,669
Smith Micro Software, Inc. (a)	134,322	754,890
Sprout Social, Inc. (a)	1,034,774	68,595,168
TECSYS, Inc.	526,763	19,336,571
Telos Corp.	793,756	26,336,824
Tenable Holdings, Inc. (a)	1,179,679	44,232,064
Upsales Technology AB (a)	514,571	5,470,571
Workiva, Inc. (a)	288,522	27,121,068
Xperi Holding Corp.	725,282	14,904,545
Yext, Inc. (a)	1,673,773	23,349,133
		643,422,347
Technology Hardware, Storage & Peripherals - 0.8%
Seagate Technology LLC	540,609	50,190,140

TOTAL INFORMATION TECHNOLOGY		1,127,148,304

MATERIALS - 2.9%
Chemicals - 1.5%
Element Solutions, Inc.	1,430,364	31,296,364
The Chemours Co. LLC	833,072	25,158,774
Valvoline, Inc.	1,149,315	36,088,491
		92,543,629
Construction Materials - 0.5%
Eagle Materials, Inc.	224,259	30,979,138
Containers & Packaging - 0.4%
Avery Dennison Corp.	127,734	27,356,791
Metals & Mining - 0.5%
Iluka Resources Ltd.	1,300,614	7,754,923
Lynas Rare Earths Ltd. (a)	1,455,964	6,168,810
Reliance Steel & Aluminum Co.	119,028	19,081,379
		33,005,112

TOTAL MATERIALS		183,884,670

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Potlatch Corp.	124,852	7,411,215
Rexford Industrial Realty, Inc.	230,600	12,809,830
Terreno Realty Corp.	177,005	11,420,363
		31,641,408
Real Estate Management & Development - 1.1%
Compass, Inc.	3,623,914	62,034,160
Jones Lang LaSalle, Inc. (a)	52,718	9,906,239
		71,940,399

TOTAL REAL ESTATE		103,581,807

UTILITIES - 1.1%
Independent Power and Renewable Electricity Producers - 1.1%
Clearway Energy, Inc. Class C	345,677	9,917,473
FTC Solar, Inc. (a)	1,065,609	14,502,938
NextEra Energy Partners LP	178,800	13,329,540
Sunnova Energy International, Inc. (a)	933,009	32,953,878
		70,703,829
TOTAL COMMON STOCKS
(Cost $4,598,954,440)		6,229,094,115

Convertible Preferred Stocks - 1.8%
CONSUMER DISCRETIONARY - 0.5%
Specialty Retail - 0.4%
Fanatics, Inc.:
Series E (e)(f)	707,802	24,681,056
Series F (e)(f)	18,260	636,726
		25,317,782
Textiles, Apparel & Luxury Goods - 0.1%
Nuvalent, Inc. Series B (e)(f)	2,951,928	6,109,901

TOTAL CONSUMER DISCRETIONARY		31,427,683

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Boundless Bio, Inc. Series B (e)(f)	3,017,761	4,073,977
INDUSTRIALS - 0.5%
Construction & Engineering - 0.3%
Beta Technologies, Inc. Series A (e)(f)	278,129	20,378,512
Road & Rail - 0.2%
Convoy, Inc. Series D (a)(e)(f)	913,444	13,007,443

TOTAL INDUSTRIALS		33,385,955

INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.2%
Astranis Space Technologies Corp. Series C (e)(f)	557,717	12,225,675
IT Services - 0.5%
Yanka Industries, Inc.:
Series E (e)(f)	869,641	27,721,372
Series F (e)(f)	127,716	4,071,177
		31,792,549

TOTAL INFORMATION TECHNOLOGY		44,018,224

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $82,606,465)		112,905,839
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
AbSci Corp. 6% (f)(g)
(Cost $1,870,000)	1,870,000	1,870,000
	Shares	Value

Money Market Funds - 4.7%
Fidelity Cash Central Fund 0.04% (h)	39,957,409	39,965,401
Fidelity Securities Lending Cash Central Fund 0.04% (h)(i)	259,009,222	259,035,123
TOTAL MONEY MARKET FUNDS
(Cost $299,000,524)		299,000,524
TOTAL INVESTMENT IN SECURITIES - 105.2%
(Cost $4,982,431,429)		6,642,870,478
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(329,336,815)
NET ASSETS - 100%		$6,313,533,663

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,508,379 or 0.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated company

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $112,905,839 or 1.8% of net assets.

 (f) Level 3 security

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Astranis Space Technologies Corp. Series C	3/19/21	$12,225,675
Beta Technologies, Inc. Series A	4/9/21	$20,378,512
Boundless Bio, Inc. Series B	4/23/21	$4,073,977
Convoy, Inc. Series D	10/30/19	$12,368,032
Fanatics, Inc. Series E	8/13/20	$12,237,897
Fanatics, Inc. Series F	3/22/21	$636,726
Nuvalent, Inc. Series B	4/30/21	$6,109,901
Yanka Industries, Inc. Series E	5/15/20	$10,504,568
Yanka Industries, Inc. Series F	4/8/21	$4,071,177

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,768
Fidelity Securities Lending Cash Central Fund	505,649
Total	$521,417

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Lindblad Expeditions Holdings	$4,132,761	$47,787,052	$6,757,234	$--	$958,286	$17,782,155	$63,903,020
Lovesac	--	50,844,188	--	--	--	9,418,409	60,262,597
Northern Star Acquisition Corp. unit	--	30,849,630	9,867,542	--	1,083,106	(2,187,673)	19,877,521
ProQR Therapeutics BV	--	24,125,354	--	--	--	(2,006,424)	22,118,930
SiTime Corp.	46,580,660	17,402,572	34,391,591	--	17,563,574	18,431,361	--
Total	$50,713,421	$171,008,796	$51,016,367	$--	$19,604,966	$41,437,828	$166,162,068

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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